SUPPLEMENT DATED DECEMBER 11, 2024
TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES
OF
DONOGHUE FORLINES INNOVATION ETF (DFNV)
DONOGHUE FORLINES TACTICAL HIGH YIELD ETF (DFHY)
DONOGHUE FORLINES YIELD ENHANCED REAL ASSET ETF (DFRA)

(each a “Fund” and, together, the “Funds”)
(each a series of TrimTabs ETF Trust)

Important Notice to Investors

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund’s Summary Prospectus.

Donoghue Forlines LLC (“Donoghue”) no longer serves as a sub-adviser to the Funds. Accordingly, the below changes are immediately effective, except as otherwise stated below. Because the Funds are index-based, these changes do not impact the Funds’ investment objectives or principal investment strategies.

1.All references to Donoghue as a sub-adviser to the Funds are hereby removed from each Summary Prospectus and all references to Donoghue with respect to the management of each Fund are hereby replaced with FCF Advisors LLC.

2.Effective December 13, 2024, all references to the Funds in each Fund’s Summary Prospectus are hereby changed to the following:

Current Name	New Name
Donoghue Forlines Innovation ETF	Abacus FCF Innovation Leaders ETF
Donoghue Forlines Tactical High Yield ETF	Abacus Tactical High Yield ETF
Donoghue Forlines Yield Enhanced Real Asset ETF	Abacus FCF Real Assets Leaders ETF
3.Effective December 13, 2024, all references to the Funds’ ticker symbols in each Fund’s Summary Prospectus are hereby changed to the following:

Current Ticker Symbol	New Ticker Symbol
DFNV	ABOT
DFHY	ABHY
DFRA	ABLD

4.The following information replaces in its entirety the heading and the information appearing under the heading “Portfolio Managers” in each Fund’s Summary Prospectus:

Portfolio Managers

Vince (Qijun) Chen, CFA, Director of Research and Portfolio Manager of the Adviser, Fei Xue, Vice President of ABL Wealth Advisors, LLC, a subsidiary of Abacus Life, Inc. and an affiliate of the Adviser, (“ABL Wealth”), and Tom MacDonald, Financial Analyst at ABL Wealth, each serve the Fund as a portfolio manager and have served in such role since December 2024. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Please keep this supplement with your Summary Prospectus for future reference.

2